Principal Components of Groups Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets:
Accrued payroll	$ 1,881	$ 2,666
Provision for doubtful accounts	246	630
Net operating loss carry forwards		482
Less: Valuation allowance	(212)	(1,311)
Current deferred tax assets, net	1,915	2,467
Non-current deferred tax asset:
Net operating loss carry forwards	2,537	4,141
Less: Valuation allowance	(2,011)	(4,141)
Non-current deferred tax asset, net	526
Non-current deferred tax liabilities:
Intangible assets acquired	(937)	(1,158)
Net deferred tax liabilities, net	$ (937)	$ (1,158)